Equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of number of shares issued
Number of shares issued

(in shares)	December 31, 2021	December 31, 2020	December 31, 2019
On issue at January 1	220,024,713	220,024,713	220,024,713
On issue at December 31 - fully paid	220,024,713	220,024,713	220,024,713

Hedging reserve	The hedging instruments were as follows:

	2021
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change recognized in OCI
Interest rate swaps
$220.0 million facility	39,513	—	(462)	1,902
$173.6 million facility - Cap Quebec and Cap Pembroke	63,490	—	(2,987)	2,968
$173.6 million facility - Cap Corpus Christi and Cap Port Arthur	66,817	1,353	—	1,614
$713.0 million facility	237,222	5,039	—	4,665
Forward cap contracts
Cap options	200,000	2	—	605
At December 31, 2021, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(15,704)	(15,982)	(93,737)
Average fixed interest rate	0.80%	0.80%	0.78%

At December 31, 2020, the Group held the following instruments to hedge exposures to changes in interest rates:

	Maturity
(in thousands of USD)	1-6 months	6-12 months	More than 1 year

Interest rate risk
Interest rate swaps
Net exposure	(10,855)	(10,942)	(81,803)
Average fixed interest rate	2.96%	2.96%	2.96%

The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2021		December 31, 2020
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	(9,247)	2,862	2,989	(6,385)
Cap option	(605)	(466)	(116)	(1,071)

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2021				During the period 2021
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	367,530	6,392	2,987	Trade and other receivables, non-current and current other payables	9,247	(78)	Finance expenses
Cap options	200,000	2	—	Trade and other receivables	605	—	Finance expenses

	2020				During the period 2020
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	70,143	2	6,385	Trade and other receivables, non-current and current other payables	(2,989)	(108)	Finance expenses
Cap options	200,000	15	—	Trade and other receivables	116	—	Finance expenses

The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2021	(7,456)
Cash flow hedges
Change in fair value interest rate risk	9,852
Balance at December 31, 2021	2,396

Balance at January 1, 2020	(4,583)
Cash flow hedges
Change in fair value interest rate risk	(2,873)
Balance at December 31, 2020	(7,456)